Investments in affiliates	12 Months Ended
Mar. 31, 2012
Investments in affiliates

5. Investments in affiliates:

Sumitomo Mitsui Card Co., Ltd.—

As of March 31, 2011 and 2012, DOCOMO held 34% of the outstanding common shares of Sumitomo Mitsui Card Co., Ltd. (“Sumitomo Mitsui Card”). DOCOMO entered into an agreement with Sumitomo Mitsui Card, Sumitomo Mitsui Financial Group, Inc. and Sumitomo Mitsui Banking Corporation to jointly promote the credit transaction services which use mobile phones compatible with the “Osaifu-Keitai” (wallet-phone) service.

Philippine Long Distance Telephone Company—

As of March 31, 2011 and 2012, DOCOMO held approximately 14% and 15%, respectively, of the outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunication operator in the Philippines. PLDT is a public company listed on the Philippine Stock Exchange and the New York Stock Exchange.

On March 14, 2006, DOCOMO acquired approximately 7% of PLDT’s outstanding common shares for ¥52,213 million from NTT Communications Corporation (“NTT Com”), a subsidiary of NTT. From March 2007 to February 2008, DOCOMO acquired approximately an additional 7% common equity interest for ¥98,943 million in the market. Furthermore, DOCOMO acquired an additional common equity interest for ¥19,519 million in November, 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease DOCOMO’s interest in PLDT. As a result, DOCOMO and NTT Com held approximately 15% and 6%, respectively, of PLDT’s outstanding common shares. Together with the PLDT common shares continued to be held by NTT Com, on a consolidated basis NTT held approximately 20% of the total outstanding common shares of PLDT.

In accordance with an agreement entered into on January 31, 2006 between PLDT and its major shareholders, including NTT Com and DOCOMO, DOCOMO has the right to exercise the voting rights associated with the ownership interest collectively held by DOCOMO and NTT Com. As DOCOMO obtained the ability to exercise significant influence over PLDT, DOCOMO has accounted for the investment by applying the equity method from the date of the initial acquisition of PLDT shares.

On June, 2011, the Supreme Court of the Philippines promulgated a Decision, in which the Court held that non-voting preferred shares are not included in the computation of the Filipino-alien equity requirement of public utilities companies. Although the Supreme Court decision is not final and still under reconsideration, and PLDT is not a party to this case, amendments to the Articles of Incorporation to issue the voting preferred stock were approved in the Special Meeting of Stockholders on March 22, 2012. Upon the approval of the amendments by the Philippine Securities and Exchange Commission, the voting preferred stock could be newly issued in future.

DOCOMO’s carrying amount of its investment in PLDT was ¥95,859 million and ¥108,582 million as of March 31, 2011 and 2012, respectively. The aggregate market price of the PLDT shares owned by DOCOMO was ¥119,749 million and ¥162,411 million as of March 31, 2011 and 2012, respectively.

Tata Teleservices Limited—

As of March 31, 2011 and 2012, DOCOMO held approximately 26% and 27%, respectively, of the outstanding common shares of Tata Teleservices Limited (“TTSL”).

On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, DOCOMO acquired TTSL’s outstanding common shares for ¥252,321 million pursuant to the capital alliance and accounted for the investment by applying the equity method.

DOCOMO determined the fair value of tangible, intangible and other assets and liabilities of TTSL with the assistance of an independent third party appraiser in order to recognize and account for DOCOMO’s share of identifiable intangible assets and embedded goodwill of its equity investment in TTSL. During the year ended March 31, 2010, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in TTSL were charged to equity in net income (loss) of affiliates. As a result, “Equity in net income (losses) of affiliates, net of applicable taxes” in the consolidated statement of income and comprehensive income for the year ended March 31, 2010 decreased by ¥2,788 million and “Investments in affiliates” in the consolidated balance sheet as of March 31, 2010 decreased by ¥4,710 million.

DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL decided to use the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, DOCOMO’s equity interest in TTSL slightly increased to approximately 27%.

Impairment—

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates including those mentioned above when there are indications that a decline in value below carrying amount may be other than temporary. As a result of such evaluations, DOCOMO recorded impairment charges for other-than-temporary declines during the year ended March 31, 2012. The impact of impairment charges on DOCOMO’s results of operations or financial position was inconsequential. The impairment charges are included in “Equity in net income (losses) of affiliates, net of applicable taxes” in the accompanying statements of income and comprehensive income. DOCOMO has determined that the estimated fair values of each of its investments in affiliates as of March 31, 2011 and 2012 are not less than the related carrying values on an individual basis.

All of the equity method investees, except for PLDT, are privately held companies as of March 31, 2012.

DOCOMO’s shares of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥11,967 million, ¥14,531 million and ¥22,208 million, as of March 31, 2010, 2011 and 2012, respectively. DOCOMO does not have significant business transactions with its affiliates.

The total carrying value of DOCOMO’s “Investments in affiliates” in the accompanying consolidated balance sheets as of March 31, 2011 and 2012 was greater by ¥382,037 million and ¥323,097 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.

The condensed combined financial information of all affiliates is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥1,164,247	¥1,245,671
Non-current assets	1,376,831	1,461,178
Current liabilities	1,035,196	1,141,486
Long-term liabilities	850,160	824,211
Equity	655,722	741,152

Redeemable preferred stock	1,533	1,233
Noncontrolling interests	30,280	27,905

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥888,397	¥952,655
Operating income	107,133	90,451
Income (loss) from continuing operations	30,222	(5,365)
Net income (loss)	30,222	(5,365)
Net income attributable to shareholders’ of the affiliated companies	32,082	3,479

The condensed combined financial information of affiliates that recorded “Net income attributable to shareholders’ of the affiliated companies,” which primarily includes Sumitomo Mitsui Card and PLDT, is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥996,026	¥1,124,310
Non-current assets	725,890	877,558
Current liabilities	738,131	896,335
Long-term liabilities	530,089	496,179
Equity	453,696	609,354

Redeemable preferred stock	—	—
Noncontrolling interests	1,495	7,776

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥613,689	¥708,891
Operating income	162,143	141,617
Income from continuing operations	113,244	99,798
Net income	113,244	99,798
Net income attributable to shareholders’ of the affiliated companies	113,163	102,266

The condensed combined financial information of affiliates that recorded “Net loss attributable to shareholders’ of the affiliated companies,” which primarily includes TTSL, is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥168,221	¥121,361
Non-current assets	650,941	583,620
Current liabilities	297,065	245,151
Long-term liabilities	320,071	328,032
Equity	202,026	131,798

Redeemable preferred stock	1,533	1,233
Noncontrolling interests	28,785	20,129

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥274,708	¥243,764
Operating loss	(55,010)	(51,166)
Loss from continuing operations	(83,022)	(105,163)
Net loss	(83,022)	(105,163)
Net loss attributable to shareholders’ of the affiliated companies	(81,081)	(98,787)